PERSONNEL, SOCIAL CHARGES AND BENEFITS (Policies)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
PERSONNEL, SOCIAL CHARGES AND BENEFITS
16.a. Accounting policy
Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company's operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.
Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26.).